Pension and Other Post-Retirement Benefits (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Pension and Other Post-Retirement Benefits
Service cost	$ 220	$ 220	$ 222	$ 222	$ 441	$ 444	$ 662	$ 666	$ 888	$ 442
Interest cost	80	80	71	71	158	142	238	213	283	168
Expected return on plan assets	(40)	(40)	(37)	(37)	(80)	(75)	(120)	(112)	(150)
Amortization of actuarial gains	(20)	(20)	(19)	(19)	(38)	(39)	(49)	(57)	(78)	(4)
Net period benefit cost	$ 240	$ 240	$ 237	$ 237	$ 481	$ 472	$ 731	$ 710	$ 943	$ 606